Document and Entity Information	May 12, 2022
Cover [Abstract]
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0001651431
Document Type	8-K
Document Period End Date	May 12, 2022
Entity Registrant Name	CHECKMATE PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39425
Entity Tax Identification Number	36-4813934
Entity Address, Address Line One	245 Main Street
Entity Address, Address Line Three	245 Main Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	682-3625
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CMPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false